Financial instruments - Sensitivity analysis – foreign exchange rate exposure – derivative financial instruments (Details) - Currency risk [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	25.00%
Possible 25% | U.S. Dollar to Brazilian Real | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (5,707,051)
Possible 25% | U.S. Dollar to Brazilian Real | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(3,164,776)
Possible 25% | U.S. Dollar to Brazilian Real | Derivative Non-Deliverable Forward (‘NDF’) Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(121,626)
Possible 25% | U.S. Dollar to Brazilian Real | Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(177,738)
Possible 25% | U.S. Dollar to Brazilian Real | Commodity Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (9,503)
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	50.00%
Remote 50% | U.S. Dollar to Brazilian Real | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (13,025,130)
Remote 50% | U.S. Dollar to Brazilian Real | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(6,396,550)
Remote 50% | U.S. Dollar to Brazilian Real | Derivative Non-Deliverable Forward (‘NDF’) Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(243,252)
Remote 50% | U.S. Dollar to Brazilian Real | Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(355,477)
Remote 50% | U.S. Dollar to Brazilian Real | Commodity Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(18,280)
Probable (base value) | U.S. Dollar to Brazilian Real | Derivative options
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	979,705
Probable (base value) | U.S. Dollar to Brazilian Real | Derivative swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(851,428)
Probable (base value) | U.S. Dollar to Brazilian Real | Derivative Non-Deliverable Forward (‘NDF’) Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	24,355
Probable (base value) | U.S. Dollar to Brazilian Real | Embedded derivative
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	112,058
Probable (base value) | U.S. Dollar to Brazilian Real | Commodity Derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (34,379)
Selling transactions in the futures markets
Disclosure of detailed information about financial instruments [line items]
Value at Risk Time Horizon	24 years	24 years